Summary of Signification Accounting Policies (Details) - Schedule of Disaggregation Information of Revenues - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Product/Service Type	$ 24,400,212	$ 15,025,054
Percentage of total revenue	100.00%	100.00%
Food and beverage [Member]
Disaggregation of Revenue [Line Items]
Product/Service Type	$ 11,761,196	$ 8,859,482
Percentage of total revenue	48.00%	59.00%
Fresh produce [Member]
Disaggregation of Revenue [Line Items]
Product/Service Type	$ 7,053,085	$ 5,209,224
Percentage of total revenue	29.00%	35.00%
Lifestyle and other personal care items [Member]
Disaggregation of Revenue [Line Items]
Product/Service Type	$ 219,784	$ 479,622
Percentage of total revenue	1.00%	3.00%
Packaged-tour [Member]
Disaggregation of Revenue [Line Items]
Product/Service Type	$ 5,366,147	$ 476,726
Percentage of total revenue	22.00%	3.00%